Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Stock Portfolio
Entity Central Index Key	0001473646
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000081816
Shareholder Report [Line Items]
Fund Name	Stock Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Stock Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$73	0.63%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the S&P 500® Index (the Index):

↑ An overweight position in NVIDIA Corp., a major microchip supplier for artificial intelligence (AI) applications, helped returns as NVIDIA’s stock price soared

↑ An overweight position in Broadcom, Inc. aided relative returns as its stock price doubled on AI-driven demand for its semiconductor and software products

↑ An overweight position in global retail and grocery giant Walmart, Inc. rose in value as its core U.S. retail business gained market share during the period

↑ Among sectors, stock selections and underweight exposures to health care and consumer staples, and stock selections in information technology, helped returns

↓ An overweight position in energy exploration and production firm ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ An overweight position in managed care company Elevance Health, Inc. — sold during the period — hurt returns as rising Medicaid costs depressed its stock price

↓ An underweight position in electric car maker Tesla Inc. hurt relative returns as its stock rose on optimism over the potential launch of an autonomous vehicle

↓ Among sectors, stock selections in energy and real estate detracted from Fund performance relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Stock Portfolio	S&P 500® Index
12/14	$10,000	$10,000
12/15	$10,488	$10,138
12/16	$11,237	$11,351
12/17	$13,519	$13,829
12/18	$12,766	$13,223
12/19	$17,294	$17,386
12/20	$20,513	$20,585
12/21	$25,274	$26,494
12/22	$21,106	$21,696
12/23	$26,262	$27,399
12/24	$34,401	$34,254

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Stock Portfolio	30.99%	14.75%	13.15%
S&P 500® Index	25.02%	14.51%	13.09%

AssetsNet	$ 746,950,942
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 4,126,557
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$746,950,942
# of Portfolio Holdings	56
Portfolio Turnover Rate	44%
Total Advisory Fees Paid	$4,126,557

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.2%
Utilities	0.8%
Materials	1.7%
Energy	2.1%
Real Estate	2.4%
Consumer Staples	3.5%
Consumer Discretionary	9.8%
Industrials	10.2%
Health Care	10.3%
Communication Services	11.1%
Financials	14.5%
Information Technology	33.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Apple, Inc.	7.7%
Microsoft Corp.	7.6%
NVIDIA Corp.	7.4%
Amazon.com, Inc.	5.4%
Alphabet, Inc., Class C	4.5%
Broadcom, Inc.	3.6%
Meta Platforms, Inc., Class A	3.1%
Eli Lilly & Co.	2.3%
Visa, Inc., Class A	2.2%
ConocoPhillips	2.1%
Total	45.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122